Allowance for expected credit losses - Disclosure of Significant Increase in Credit Risk (SICR) (Details)	12 Months Ended
Dec. 31, 2023 grade
1
Schedule of Expected Credit Loss [Line Items]
PD boundary % (in percent)	0.10%
2
Schedule of Expected Credit Loss [Line Items]
PD boundary % (in percent)	0.40%
3
Schedule of Expected Credit Loss [Line Items]
PD boundary % (in percent)	0.80%
4
Schedule of Expected Credit Loss [Line Items]
PD boundary % (in percent)	1.20%
5
Schedule of Expected Credit Loss [Line Items]
PD boundary % (in percent)	2.50%
6
Schedule of Expected Credit Loss [Line Items]
PD boundary % (in percent)	4.50%
7
Schedule of Expected Credit Loss [Line Items]
PD boundary % (in percent)	7.50%
8
Schedule of Expected Credit Loss [Line Items]
PD boundary % (in percent)	10.00%
9
Schedule of Expected Credit Loss [Line Items]
PD boundary % (in percent)	14.00%
10
Schedule of Expected Credit Loss [Line Items]
PD boundary % (in percent)	20.00%
11
Schedule of Expected Credit Loss [Line Items]
PD boundary % (in percent)	30.00%
12
Schedule of Expected Credit Loss [Line Items]
PD boundary % (in percent)	45.00%
13
Schedule of Expected Credit Loss [Line Items]
PD boundary % (in percent)	99.99%
14
Schedule of Expected Credit Loss [Line Items]
PD boundary % (in percent)	100.00%
1 | UK mortgages
Schedule of Expected Credit Loss [Line Items]
Financial assets, SICR grade	5
1 | Retail – credit cards
Schedule of Expected Credit Loss [Line Items]
Financial assets, SICR grade	4
2 | UK mortgages
Schedule of Expected Credit Loss [Line Items]
Financial assets, SICR grade	5
2 | Retail – credit cards
Schedule of Expected Credit Loss [Line Items]
Financial assets, SICR grade	5
3 | UK mortgages
Schedule of Expected Credit Loss [Line Items]
Financial assets, SICR grade	6
3 | Retail – credit cards
Schedule of Expected Credit Loss [Line Items]
Financial assets, SICR grade	6
4 | UK mortgages
Schedule of Expected Credit Loss [Line Items]
Financial assets, SICR grade	7
4 | Retail – credit cards
Schedule of Expected Credit Loss [Line Items]
Financial assets, SICR grade	7
5 | UK mortgages
Schedule of Expected Credit Loss [Line Items]
Financial assets, SICR grade	8
5 | Retail – credit cards
Schedule of Expected Credit Loss [Line Items]
Financial assets, SICR grade	8
6 | UK mortgages
Schedule of Expected Credit Loss [Line Items]
Financial assets, SICR grade	9
6 | Retail – credit cards
Schedule of Expected Credit Loss [Line Items]
Financial assets, SICR grade	9
7 | UK mortgages
Schedule of Expected Credit Loss [Line Items]
Financial assets, SICR grade	10
7 | Retail – credit cards
Schedule of Expected Credit Loss [Line Items]
Financial assets, SICR grade	10